Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and equipment useful lives

The estimated useful lives are as follows:

Useful Life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Electronic devices	3-5 years
Office equipment, fixtures and furniture	3-5 years
Automobile	3-5 years
Computer and network equipment	3-5 years

Schedule of Intangible assets useful lives	The estimated useful lives are as follows:
Useful Life
Licensed software	5 years
Capitalized development cost	5 years
Platform development	5 years
Land use right	40 years

Schedule of Noncontrolling interests	Noncontrolling interests consist of the following:
	December 31,	December 31,
	2020	2019

Infobird Guiyang	$245,009	$170,623
Infobird Anhui	(781)	(140)
Total	$244,228	$170,483